Fair value measurements - Assets and liabilities measured at fair value on a recurring basis (Detail)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Assets:
Short-term investments	¥ 879,224,792	$ 125,727,473	¥ 1,118,547,455
Derivative instruments	113,191,365	16,186,150
Liabilities:
Derivative instruments	52,011,906	7,437,604	89,894,630
Fair value, recurring
Assets:
Short-term investments	879,224,792	125,727,473	1,118,547,455
Long-term investments without readily determinable fair value using NAV practical expedient	14,700,093	2,102,085	15,163,357
Derivative instruments	113,191,365	16,186,150
Liabilities:
Derivative instruments	52,011,906	7,437,604	89,894,630
Active market (Level 1) | Fair value, recurring
Assets:
Short-term investments	768,234,872	109,856,126	1,091,582,140
Observable input (Level 2) | Fair value, recurring
Assets:
Short-term investments	110,989,920	15,871,348	26,965,315
Derivative instruments	113,191,365	16,186,150
Liabilities:
Derivative instruments	¥ 52,011,906	$ 7,437,604	¥ 89,894,630